Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenues		$ 14,548	$ 12,814	$ 12,959
Net sales, continuing and discontinued operations		14,733	13,160	13,703
Mexico [member]
Disclosure of geographical areas [line items]
Revenues		3,324	2,678	2,792
United States [member]
Disclosure of geographical areas [line items]
Revenues		4,355	3,993	3,780
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		940	739	749
France [member]
Disclosure of geographical areas [line items]
Revenues		863	754	825
Germany [member]
Disclosure of geographical areas [line items]
Revenues		429	452	414
Poland [member]
Disclosure of geographical areas [line items]
Revenues		399	370	348
Spain [member]
Disclosure of geographical areas [line items]
Revenues		334	303	294
Philippines [member]
Disclosure of geographical areas [line items]
Revenues	[1]	424	398	458
Israel [member]
Disclosure of geographical areas [line items]
Revenues		785	754	660
Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		613	573	596
Colombia [member]
Disclosure of geographical areas [line items]
Revenues	[2]	437	404	504
Panama [member]
Disclosure of geographical areas [line items]
Revenues	[2]	98	73	179
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	[3]	273	244	240
Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		291	218	228
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	[2]	444	390	380
Other Locations [member]
Disclosure of geographical areas [line items]
Revenues		539	471	512
Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		185	346	744
Operating segments [member] | Cement segment [member]
Disclosure of geographical areas [line items]
Revenues		7,320	6,436	6,598
Net sales, continuing and discontinued operations		7,476	6,603	6,946
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		2,412	2,001	2,009
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,731	1,599	1,608
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		270	201	227
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		210	210	192
Operating segments [member] | Cement segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		272	244	209
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		256	233	228
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		423	398	457
Operating segments [member] | Cement segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		423	400	400
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		309	294	363
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		103	67	141
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		271	245	241
Operating segments [member] | Cement segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		240	185	194
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		400	359	329
Operating segments [member] | Cement segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		156	167	348
Operating segments [member] | Concrete segment [member]
Disclosure of geographical areas [line items]
Revenues		5,732	5,230	5,516
Net sales, continuing and discontinued operations		5,755	5,320	5,673
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		733	628	798
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		2,479	2,255	2,189
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		311	274	310
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		682	647	720
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		204	202	184
Operating segments [member] | Concrete segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		154	142	141
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		93	83	86
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		657	623	554
Operating segments [member] | Concrete segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		232	220	237
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		130	119	176
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		16	14	49
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		5	5	9
Operating segments [member] | Concrete segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		16	15	27
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		20	3	36
Operating segments [member] | Concrete segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		23	90	157
Operating segments [member] | Aggregates segment [member]
Disclosure of geographical areas [line items]
Revenues		2,421	2,205	2,188
Net sales, continuing and discontinued operations		2,428	2,282	2,362
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		208	172	196
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,005	954	917
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		377	314	290
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		397	340	355
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		65	69	62
Operating segments [member] | Aggregates segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		38	39	43
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		31	24	23
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		199	195	166
Operating segments [member] | Aggregates segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		47	42	47
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		36	34	53
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		5	4	15
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		7	7	5
Operating segments [member] | Aggregates segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		0	5	8
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		6	6	8
Operating segments [member] | Aggregates segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		7	77	174
Operating segments [member] | All other segments [member]
Disclosure of geographical areas [line items]
Revenues		2,026	1,183	1,541
Net sales, continuing and discontinued operations		2,029	1,239	1,630
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		14	14	76
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		13	13	15
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		53	53	126
Operating segments [member] | All other segments [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		0		20
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		69	69	93
Operating segments [member] | All other segments [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		1	1	7
Operating segments [member] | All other segments [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		0		4
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		1	1	1
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		27	27	43
Operating segments [member] | All other segments [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		21	21	14
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		21	21	25
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		1	1	2
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		6	6	12
Operating segments [member] | All other segments [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		8	8	10
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		1	1	2
Operating segments [member] | All other segments [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues		1,790	947	1,091
Operating segments [member] | All other segments [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		3	56	89
Operating segments [member] | Urbanization solutions [Member]
Disclosure of geographical areas [line items]
Revenues		1,877	1,483	1,340
Net sales, continuing and discontinued operations		1,880	1,486	1,342
Operating segments [member] | Urbanization solutions [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		810	590	542
Operating segments [member] | Urbanization solutions [Member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		558	468	437
Operating segments [member] | Urbanization solutions [Member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		200	176	141
Operating segments [member] | Urbanization solutions [Member] | France [member]
Disclosure of geographical areas [line items]
Revenues		6
Operating segments [member] | Urbanization solutions [Member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		30	31	29
Operating segments [member] | Urbanization solutions [Member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		6	6	5
Operating segments [member] | Urbanization solutions [Member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		23	18	20
Operating segments [member] | Urbanization solutions [Member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		4	2	2
Operating segments [member] | Urbanization solutions [Member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		89	81	59
Operating segments [member] | Urbanization solutions [Member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		14	11	10
Operating segments [member] | Urbanization solutions [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		58	44	43
Operating segments [member] | Urbanization solutions [Member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		7	4	13
Operating segments [member] | Urbanization solutions [Member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		4	2
Operating segments [member] | Urbanization solutions [Member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		44	31	24
Operating segments [member] | Urbanization solutions [Member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		24	19	16
Operating segments [member] | Urbanization solutions [Member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues				(1)
Operating segments [member] | Urbanization solutions [Member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		3	3	2
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
Revenues		(4,828)	(3,723)	(4,224)
Net sales, continuing and discontinued operations		(4,835)	(3,770)	(4,250)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		(853)	(727)	(829)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		(1,431)	(1,296)	(1,386)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		(271)	(279)	(345)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		(222)	(233)	(270)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		(149)	(129)	(146)
Elimination of intersegment amounts [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		(72)	(62)	(57)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		(69)	(55)	(67)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		(4)	(3)	(2)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		(187)	(172)	(162)
Elimination of intersegment amounts [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		(124)	(121)	(112)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		(117)	(108)	(156)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		(34)	(17)	(41)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		(20)	(21)	(27)
Elimination of intersegment amounts [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		(17)	(26)	(35)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		(7)	2	(11)
Elimination of intersegment amounts [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues		(1,251)	(476)	(578)
Elimination of intersegment amounts [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		$ (7)	$ (47)	$ (26)

[1]	CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2021 and 2020, there is a non-controlling interest in CHP of 22.16% of its ordinary shares (note 22.4).
[2]	CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2021 and 2020, there is a non-controlling interest in CLH of 7.74% and 7.63%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 22.4).
[3]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2021 and 2020, there is a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 22.4).